Note 13 - Net Capital Requirements (Details Textual)	Jun. 30, 2016 USD ($)
National Securities [Member] | SEC Requirement [Member]
Minimum Net Capital Required	$ 250,000
National Securities [Member]
Net Capital	6,655,429
Alternative Excess Net Capital	6,405,429
vFinance Investments [Member] | SEC Requirement [Member]
Minimum Net Capital Required	$ 1,000,000
vFinance Investments [Member] | Maximum [Member]
Ratio of Indebtedness to Net Capital	15
vFinance Investments [Member]
Net Capital	$ 2,335,245
Alternative Excess Net Capital	$ 1,335,245
Capital Required to be Well Capitalized to Risk Weighted Assets	2.11%